ACQUISITION UNDER ASSET PURCHASE	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
ACQUISITION UNDER ASSET PURCHASE

3. ACQUISITION UNDER ASSET PURCHASE

On June 12, 2024, the Company consummated the closing of the transactions contemplated by an Asset Purchase Agreement (“APA”) with Mr. Jihyuck Hwang (“Seller”)(see Note 9 Related Party Transactions) via the Company’s wholly owned subsidiary, Yoshiharu Las Vegas (“YLV”). The APA provided for the purchase of specific assets of the three restaurant businesses, including inventory, security deposits, fixed assets and lease assignment effective as of April 20, 2024. The Company considered the guidance in ASC 805, Business Combinations, and determined the transaction was an asset acquisition. As a result, the estimated fair value of the assets acquired, and amount of liabilities assumed are included in the accompanying balance sheet as of September 30, 2024. The three restaurants consist of one Japanese ramen restaurant, and two Izakaya style restaurants offering sushi & steak along with Japanese ramen.

The condensed consolidated financial statements include the results of the YLV from the date of acquisition. The purchase price has been allocated based on estimated fair values as of the acquisition date. The purchase price was allocated as follows:

Preliminary Purchase Price	April 20, 2024
Cash	$900,000
Promissory note to Seller	600,000
Bank notes payables	900,000
Convertible note to Seller	1,200,000
Total purchase price	$3,600,000

Preliminary Purchase Price Allocation
Fixed assets	$1,098,070
Inventory and other assets	13,985
Operating lease right-of-use asset, net	1,409,288
Goodwill	1,985,645
Intangible assets	531,051
Operating lease liabilities	(1,438,039)
Acquired assets, net	$3,600,000

The purchase price allocation has been prepared on a preliminary basis based on the information that was available to the Company at the time the condensed consolidated financial statements were prepared, and revisions to the preliminary purchase price allocation may result as additional information becomes available.

In determining the purchase price allocation, management considered, among other factors, the Company’s intention to use the acquired assets. The intangible assets are being amortized based upon the pattern in which the economic benefits of the intangible assets are being utilized, with no expected residual value.

On March 6, 2025, the Company borrowed $1,200,000 from a third party and paid off the convertible note to Seller on March 10, 2025, then the borrowed amount was subsequently converted to warrants on March 24, 2025.

3. ACQUISITION UNDER ASSET PURCHASE

On June 12, 2024, the Company consummated the closing of the transactions contemplated by an Asset Purchase Agreement (“APA”) with Mr. Jihyuck Hwang (“Seller”)(see Note 9 Related Party Transactions) via the Company’s wholly owned subsidiary, Yoshiharu Las Vegas (“YLV”). The APA provided for the purchase of specific assets of the three restaurant businesses, including inventory, security deposits, fixed assets and lease assignment effective as of April 20, 2024. The Company considered the guidance in ASC 805, Business Combinations, and determined the transaction was an asset acquisition. As a result, the estimated fair value of the assets acquired, and amount of liabilities assumed are included in the accompanying balance sheet as of September 30, 2024. The three restaurants consist of one Japanese ramen restaurant, and two Izakaya style restaurants offering sushi & steak along with Japanese ramen.

The condensed consolidated financial statements include the results of the YLV from the date of acquisition. The purchase price has been allocated based on estimated fair values as of the acquisition date. The purchase price was allocated as follows:

Preliminary Purchase Price	April 20, 2024
Cash	$900,000
Promissory note to Seller	600,000
Bank notes payables	900,000
Convertible note to Seller	1,200,000
Total purchase price	$3,600,000

Preliminary Purchase Price Allocation
Fixed assets	$1,098,070
Inventory and other assets	13,985
Operating lease right-of-use asset, net	1,409,288
Goodwill	1,985,645
Intangible assets	531,051
Operating lease liabilities	(1,438,039)
Acquired assets, net	$3,600,000

The purchase price allocation has been prepared on a preliminary basis based on the information that was available to the Company at the time the condensed consolidated financial statements were prepared, and revisions to the preliminary purchase price allocation may result as additional information becomes available.

In determining the purchase price allocation, management considered, among other factors, the Company’s intention to use the acquired assets. The intangible assets are being amortized based upon the pattern in which the economic benefits of the intangible assets are being utilized, with no expected residual value.